THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 68.3%

	Shares	Value

Australia — 0.1%
WiseTech Global	2,837	$133,569

Austria — 0.1%
Verbund	1,354	110,105

Belgium — 0.0%
Argenx *	55	20,770

Brazil — 0.6%
Itau Unibanco Holding ADR	14,020	92,532
Localiza Rent a Car	5,035	55,295
MercadoLibre *	105	179,740
Raia Drogasil	19,145	97,765
Rumo	5,904	27,516
Telefonica Brasil ADR	13,752	141,921
Vivara Participacoes	3,453	23,508

		618,277

Canada — 0.2%
Algonquin Power & Utilities	15,122	89,644
Kinaxis *	453	55,164
Northland Power	6,242	114,863

		259,671

China — 0.4%
Alibaba Group Holding	14,431	129,431
Baidu ADR *	1,305	137,430
NetEase ADR	573	55,948
PDD Holdings ADR *	542	68,763

		391,572

Denmark — 1.2%
Coloplast, Cl B	249	28,703
Genmab *	69	19,080
Novo Nordisk, Cl B	4,789	547,404
Orsted	2,034	114,646
Vestas Wind Systems *	19,220	541,908

		1,251,741

France — 0.8%
Dassault Systemes	3,135	162,512
Engie	6,886	109,986
EssilorLuxottica	448	87,796
Legrand	1,405	136,166

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

France — continued
Sanofi	1,768	$177,056
Sartorius Stedim Biotech	134	36,105
Schneider Electric	880	172,875

		882,496

Germany — 1.0%
Bayer	1,718	53,458
E.ON	8,891	120,288
Fresenius & KGaA	891	25,013
Fresenius Medical Care	626	24,195
RWE	2,714	100,216
SAP	1,384	239,772
Siemens	1,163	208,204
Siemens Energy *	15,618	232,035
Siemens Healthineers	1,115	62,051

		1,065,232

Greece — 0.1%
JUMBO	2,860	80,361

Hong Kong — 0.6%
China Construction Bank, Cl H	159,004	94,427
Geely Automobile Holdings	56,908	53,941
JD Logistics *	73,600	64,266
Lenovo Group	106,888	111,919
Ping An Insurance Group of China, Cl H	10,020	42,119
Samsonite International *	22,476	62,747
Tencent Holdings	5,347	185,601

		615,020

Hungary — 0.1%
OTP Bank Nyrt	2,286	105,924
Richter Gedeon Nyrt	2,193	59,199

		165,123

India — 5.0%
AIA Engineering	1,950	96,316
Amara Raja Energy & Mobility	8,000	85,551
Asian Paints	1,475	52,394
Bajaj Auto	1,820	168,246
Bajaj Finance	2,690	222,655
Balkrishna Industries	720	21,279
Bank of Baroda	129,200	384,714
Bank of India	64,700	108,381
Bharat Electronics	15,600	34,940

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

India — continued
Canara Bank	11,500	$66,760
Central Depository Services India	2,600	55,643
Concord Biotech *	1,950	34,286
Cyient	1,750	41,631
eClerx Services	5,750	188,717
Eicher Motors	515	23,840
Electronics Mart India *	17,000	44,787
Emami	16,400	98,706
HDFC Bank	29,398	516,989
Hero MotoCorp	1,830	101,878
Hindustan Unilever	2,666	79,718
Honasa Consumer *	9,500	53,532
ICICI Bank	11,216	138,912
ICICI Bank ADR	7,000	170,800
Indian Bank	40,800	245,419
Info Edge India	644	38,992
Infosys ADR	9,600	190,656
Kajaria Ceramics	800	13,327
KSB	1,825	80,175
Marico	5,200	33,075
NHPC	107,500	117,837
NMDC	58,200	154,090
Petronet LNG	27,000	87,527
PG Electroplast *	2,650	61,616
Polycab India	2,900	151,584
Punjab National Bank	94,900	130,768
Reliance Industries	3,410	117,156
Route Mobile	5,350	102,653
Shree Cement	1,250	429,613
State Bank of India	14,100	108,914
Sun Pharmaceutical Industries	8,800	150,338
Tata Consultancy Services	4,706	216,152
Union Bank of India	72,000	121,168
Varun Beverages	4,800	74,047

		5,415,782

Indonesia — 0.2%
Bank Central Asia	191,793	116,040
Bank Negara Indonesia Persero	278,499	101,322
Telkom Indonesia Persero	132,647	33,271

		250,633

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Ireland — 0.1%
Kerry Group, Cl A	850	$75,764

Israel — 0.4%
Nice ADR *	1,888	392,893

Italy — 0.5%
Enel	16,254	110,907
ERG	4,049	118,726
Prysmian	3,421	150,557
Terna - Rete Elettrica Nazionale	13,103	110,485

		490,675

Japan — 7.8%
Advantest	5,500	218,888
Ajinomoto	2,000	82,130
Asahi Group Holdings	3,100	115,221
Asics	4,100	124,583
Astellas Pharma	9,000	104,782
CMK	15,800	81,147
Concordia Financial Group	16,800	80,060
Dai-ichi Life Holdings	11,600	254,420
FANUC	4,700	130,013
Fuji Electric	3,900	195,312
Fuji Oil Holdings	5,800	92,910
FUJIFILM Holdings	2,100	133,108
Fujikura	10,900	89,604
Fujitsu	700	96,890
GS Yuasa	5,500	79,325
Hitachi	6,568	515,919
Insource	4,200	23,741
ITOCHU	5,600	254,151
Japan Post Insurance	3,100	58,038
JCR Pharmaceuticals	10,800	79,577
JMDC	3,000	79,387
Keyence	1,596	714,047
M&A Capital Partners	5,000	77,006
MINEBEA MITSUMI	5,500	113,686
Mitsubishi Electric	11,700	173,632
Mitsubishi Gas Chemical	6,200	101,252
Mitsubishi UFJ Financial Group	65,700	615,382
Mitsui Fudosan	5,600	140,581
Mizuho Financial Group	8,800	159,822
Morinaga Milk Industry	600	12,287

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — continued
NEC	3,900	$254,844
Nippon Telegraph & Telephone	315,500	396,191
Nitori Holdings	400	52,353
Obic	500	76,805
Omron	2,200	98,924
Pan Pacific International Holdings	4,300	92,951
Raito Kogyo	4,500	62,906
Renesas Electronics *	9,500	155,872
Rengo	25,300	164,072
Seven & i Holdings	2,000	78,990
Shin-Etsu Chemical	4,300	169,257
SKY Perfect JSAT Holdings	13,200	69,463
SMC	300	166,993
Sony Group	2,200	215,750
Sumitomo Mitsui Financial Group	7,700	400,503
Sumitomo Mitsui Trust Holdings	2,800	57,381
Suzuki Motor	3,000	134,756
T&D Holdings	4,100	67,891
Takasago Thermal Engineering	4,600	106,289
Tokyu	9,900	116,169
Toyota Motor	19,700	393,366
VALTES HOLDINGS CO *	700	3,870
Yaskawa Electric	2,700	101,753

		8,434,250

Mexico — 0.4%
Fomento Economico Mexicano	6,593	89,279
Grupo Financiero Banorte, Cl O	18,576	188,884
Wal-Mart de Mexico	28,353	117,109

		395,272

Netherlands — 0.2%
Argenx ADR *	117	44,520
ASM International	223	123,593
Koninklijke Philips *	2,991	63,276

		231,389

Portugal — 0.2%
EDP - Energias de Portugal	24,305	108,410
EDP Renovaveis	5,998	97,127

		205,537

Russia — 0.0%
Yandex, Cl A *,(A)	16,554	–

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

South Africa — 0.1%
FirstRand	16,961	$61,428

South Korea — 1.1%
Doosan Bobcat	3,170	120,726
Samsung Electronics	12,114	658,237
SK Hynix	4,052	405,770

		1,184,733

Spain — 0.6%
Acciona	795	102,837
Amadeus IT Group, Cl A	2,612	183,049
Endesa	5,272	104,448
Iberdrola	9,293	111,896
Redeia	6,708	111,622

		613,852

Sweden — 0.1%
Atlas Copco, Cl A	2,105	33,595
Hexagon, Cl B	11,648	127,121

		160,716

Switzerland — 0.9%
ABB	3,503	148,218
Lonza Group	82	40,090
Novartis	3,107	321,307
Roche Holding	1,247	355,041
Sandoz Group *	621	21,284
Sonova Holding	81	25,887
Straumann Holding	305	46,330

		958,157

Taiwan — 1.4%
Chailease Holding	22,133	122,518
Delta Electronics	5,072	45,387
MediaTek	3,045	93,962
Taiwan Semiconductor Manufacturing	62,344	1,248,033

		1,509,900

United Kingdom — 1.6%
AstraZeneca	3,281	434,984
Coats Group	59,684	54,156
Experian	15,644	651,140
GSK	6,198	122,582
Sage Group	10,128	150,785
Spirax-Sarco Engineering	944	118,813

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
SSE	5,353	$114,008
Weir Group	5,178	119,021

		1,765,489

United States — 42.5%

Communication Services — 1.7%
Alphabet, Cl A *	6,752	945,955
AT&T	5,134	90,820
Comcast, Cl A	5,472	254,667
Interpublic Group	231	7,621
Meta Platforms, Cl A *	1,264	493,137
Netflix *	124	69,950
Warner Bros Discovery *	1,019	10,210

		1,872,360

Consumer Discretionary — 1.6%
Airbnb, Cl A *	166	23,927
Amazon.com *	4,256	660,531
Aramark	2,598	75,550
Best Buy	273	19,790
Booking Holdings *	17	59,627
Carter’s	214	16,187
Cracker Barrel Old Country Store	225	17,404
Dillard’s, Cl A	32	12,393
Expedia Group *	139	20,618
Floor & Decor Holdings, Cl A *	96	9,654
General Motors	2,114	82,023
Genuine Parts	214	30,009
Grand Canyon Education *	122	15,932
Kohl’s	410	10,561
LKQ	683	31,876
Lowe’s	866	184,319
Mobileye Global, Cl A *	4,729	122,292
NIKE, Cl B	307	31,170
NVR *	10	70,753
O’Reilly Automotive *	85	86,959
Pool	26	9,652
Texas Roadhouse, Cl A	476	59,843
TJX	686	65,108
Ulta Beauty *	37	18,576

		1,734,754

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Staples — 0.8%
Altria Group	1,106	$44,373
Brown-Forman, Cl B	140	7,686
Coca-Cola	1,717	102,144
Costco Wholesale	113	78,522
Kraft Heinz	949	35,236
PepsiCo	583	98,253
Philip Morris International	752	68,319
Procter & Gamble	941	147,869
Sprouts Farmers Market *	276	13,902
Tyson Foods, Cl A	187	10,240
Walmart	1,429	236,142

		842,686

Energy — 0.5%
Chevron	454	66,933
EOG Resources	510	58,033
Exxon Mobil	1,064	109,390
Magnolia Oil & Gas, Cl A	454	9,362
Marathon Oil	512	11,699
Marathon Petroleum	240	39,744
Occidental Petroleum	546	31,433
Phillips 66	372	53,683
Schlumberger	1,834	89,316
Valero Energy	243	33,753

		503,346

Financials — 1.8%
American Express	524	105,188
American International Group	920	63,949
Ameriprise Financial	125	48,354
Bank OZK	2,466	111,241
Chimera Investment	7,381	35,429
CME Group, Cl A	598	123,092
Evercore, Cl A	531	91,189
Goldman Sachs Group	362	139,012
Jack Henry & Associates	94	15,588
Janus Henderson Group	334	9,606
JPMorgan Chase	1,143	199,293
Kemper	485	29,100
LPL Financial Holdings	777	185,851
MarketAxess Holdings	124	27,963

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Mastercard, Cl A	216	$97,034
NerdWallet, Cl A *	877	13,427
Principal Financial Group	423	33,459
Progressive	828	147,591
State Street	1,869	138,063
Synchrony Financial	563	21,884
T Rowe Price Group	339	36,764
Visa, Cl A	916	250,306
Willis Towers Watson	289	71,181

		1,994,564

Health Care — 9.1%
Abbott Laboratories	4,006	453,279
AbbVie	3,406	559,946
Agilent Technologies	399	51,910
Alcon	1,381	103,727
Align Technology *	115	30,742
Alnylam Pharmaceuticals *	185	31,988
Amgen	1,019	320,231
Baxter International	951	36,794
Becton Dickinson	502	119,883
Biogen *	321	79,178
BioMarin Pharmaceutical *	437	38,491
Bio-Rad Laboratories, Cl A *	98	31,447
Boston Scientific *	3,103	196,296
Bristol-Myers Squibb	4,112	200,953
Cardinal Health	680	74,249
Catalent *	444	22,928
Cencora, Cl A	197	45,838
Centene *	1,065	80,205
Charles River Laboratories International *	673	145,556
Cigna Group	514	154,688
Cooper	38	14,175
CVS Health	1,927	143,311
Danaher	945	226,715
Dexcom *	623	75,601
Edwards Lifesciences *	1,043	81,844
Elanco Animal Health *	912	13,443
Elevance Health	420	207,245
Eli Lilly	1,404	906,436
Enovis *	153	8,981

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
GE HealthCare Technologies	809	$59,348
Gilead Sciences	1,292	101,112
HCA Healthcare	236	71,956
Humana	302	114,174
IDEXX Laboratories *	232	119,499
Illumina *	326	46,621
Intuitive Surgical *	526	198,944
IQVIA Holdings *	294	61,220
Johnson & Johnson	4,167	662,136
Laboratory Corp of America Holdings	112	24,898
McKesson	223	111,476
Medtronic	2,341	204,931
Merck	4,716	569,599
Mettler-Toledo International *	34	40,705
Moderna *	541	54,668
Pfizer	8,506	230,343
Quest Diagnostics	77	9,889
Regeneron Pharmaceuticals *	173	163,101
ResMed	225	42,795
Revvity	344	36,870
STERIS	163	35,689
Stryker	597	200,282
Teleflex	46	11,170
Thermo Fisher Scientific	906	488,316
UnitedHealth Group	1,596	816,737
Veeva Systems, Cl A *	1,085	225,040
Vertex Pharmaceuticals *	561	243,126
Viatris	5,621	66,159
Waters *	305	96,902
West Pharmaceutical Services	142	52,970
Zimmer Biomet Holdings	190	23,864
Zoetis, Cl A	889	166,963

		9,807,583

Industrials — 3.5%
3M	233	21,984
Acuity Brands	56	13,337
Allegion	1,142	141,482
Allison Transmission Holdings	173	10,473
Automatic Data Processing	235	57,758
Broadridge Financial Solutions	675	137,835

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Carrier Global	191	$10,450
Caterpillar	236	70,873
Cintas	66	39,902
Dover	64	9,586
Equifax	2,424	592,280
Expeditors International of Washington	205	25,898
Fastenal	302	20,605
FedEx	122	29,437
Generac Holdings *	1,059	120,377
General Electric	1,382	183,004
Honeywell International	1,697	343,235
IDEX	68	14,382
Illinois Tool Works	1,179	307,601
Ingersoll Rand	145	11,580
L3Harris Technologies	185	38,558
MasTec *	1,498	98,374
Nordson	38	9,565
Northrop Grumman	153	68,354
Old Dominion Freight Line	91	35,583
Otis Worldwide	1,405	124,258
Parker-Hannifin	59	27,406
Paycom Software	522	99,305
Quanta Services	658	127,685
Republic Services, Cl A	524	89,667
Rockwell Automation	547	138,544
Rollins	224	9,701
Stericycle *	204	9,792
Sunrun *	8,472	122,675
Symbotic, Cl A *	2,958	127,283
Trane Technologies	88	22,180
Uber Technologies *	236	15,404
Union Pacific	530	129,283
United Parcel Service, Cl B	370	52,503
Veralto	315	24,132
Verisk Analytics, Cl A	89	21,496
Watsco	26	10,166
Werner Enterprises	211	8,345
Westinghouse Air Brake Technologies	1,011	133,017
WW Grainger	24	21,495

		3,726,850

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — 22.3%
Accenture, Cl A	292	$106,253
Adobe *	756	467,042
Analog Devices	802	154,273
ANSYS *	405	132,771
Apple	6,791	1,252,260
Applied Materials	293	48,140
Arista Networks *	968	250,402
Aspen Technology *	459	88,123
Atlassian, Cl A *	1,010	252,268
Autodesk *	1,043	264,724
Broadcom	821	968,780
Cadence Design Systems *	158	45,577
CCC Intelligent Solutions Holdings *	5,972	65,632
Check Point Software Technologies *	2,939	467,095
Cisco Systems	2,009	100,812
Cloudflare, Cl A *	2,404	190,036
Corning	548	17,805
Crowdstrike Holdings, Cl A *	2,055	601,087
Datadog, Cl A *	2,526	314,335
DocuSign, Cl A *	4,280	260,738
Dolby Laboratories, Cl A	111	9,233
Dynatrace *	4,034	229,938
Enphase Energy *	1,031	107,358
First Solar *	698	102,117
Fortinet *	12,141	782,973
GoDaddy, Cl A *	1,731	184,628
HubSpot *	285	174,135
International Business Machines	1,117	205,148
Intuit	631	398,369
Keysight Technologies *	155	23,755
KLA	56	33,266
Lam Research	53	43,734
Manhattan Associates *	709	171,975
Marvell Technology	2,448	165,730
Microchip Technology	1,575	134,159
Microsoft	16,144	6,418,532
MongoDB, Cl A *	395	158,205
Motorola Solutions	489	156,236
NetApp	127	11,074
NVIDIA	5,001	3,076,965

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
NXP Semiconductors	143	$30,112
Okta, Cl A *	3,018	249,438
ON Semiconductor *	1,271	90,406
Oracle	2,983	333,201
Palantir Technologies, Cl A *	6,919	111,327
Palo Alto Networks *	2,576	872,002
PTC *	726	131,152
QUALCOMM	1,901	282,317
Roper Technologies	334	179,358
Salesforce *	1,986	558,245
ServiceNow *	586	448,524
Snowflake, Cl A *	1,345	263,136
SolarEdge Technologies *	818	54,397
Splunk *	1,890	289,869
Synopsys *	94	50,135
TE Connectivity	1,125	159,964
Teradyne	1,167	112,721
Texas Instruments	1,749	280,050
Trimble *	1,962	99,787
VeriSign *	47	9,347
Workday, Cl A *	763	222,086
Zebra Technologies, Cl A *	403	96,539
Zoom Video Communications, Cl A *	2,111	136,392
Zscaler *	1,658	390,741

		24,086,929

Materials — 0.2%
DuPont de Nemours	207	12,793
Freeport-McMoRan	387	15,360
International Paper	368	13,185
Linde	316	127,926
Louisiana-Pacific	136	9,051
LyondellBasell Industries, Cl A	311	29,271
Newmont	951	32,819
Nucor	60	11,216

		251,621

Real Estate — 0.2%
Empire State Realty Trust, Cl A	1,321	12,576
Equity Residential	1,027	61,815
Jones Lang LaSalle *	111	19,654

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Real Estate — continued
Kilroy Realty	306	$10,942
Park Hotels & Resorts	743	11,204
Public Storage	298	84,391

		200,582

Utilities — 0.8%
Avangrid	3,153	95,788
Brookfield Renewable, Cl A	4,138	115,533
Clearway Energy, Cl C	4,525	109,686
Constellation Energy	1,809	220,698
IDACORP	1,135	105,079
NextEra Energy	1,627	95,391
PPL	5,401	141,506

		883,681

		45,904,956

TOTAL COMMON STOCK (Cost $55,525,462)		73,645,363

CORPORATE OBLIGATIONS — 8.3%

	Face Amount(1)

Communication Services — 1.2%
Network i2i 5.650%, H15T5Y + 4.274% (B) (C)	$313,000	308,696
Verizon Communications 6.741%, TSFR3M + 1.362%, 05/15/2025(B)	972,000	978,738

		1,287,434

Consumer Discretionary — 0.9%
Champion Path Holdings 4.500%, 01/27/2026	200,000	188,993
Home Depot 3.750%, 02/15/2024	320,000	319,740
MGM China Holdings 5.375%, 05/15/2024	218,000	216,473
Wynn Macau 5.500%, 01/15/2026	270,000	262,289

		987,495

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value

Consumer Finance — 0.2%
Studio City Finance 5.000%, 01/15/2029		$250,000	$213,438

Energy — 0.6%
Continuum Energy Levanter Pte 4.500%, 02/09/2027		178,250	169,798
Indika Energy Capital IV Pte
8.250%, 10/22/2025		250,000	249,767
Medco Oak Tree Pte
7.375%, 05/14/2026		200,000	199,000

			618,565

Financials — 3.0%
Bank of East Asia MTN
5.825%, H15T5Y + 5.527% (B) (C)		250,000	224,375
Bank of New York Mellon MTN
5.606%, SOFRRATE + 0.260%, 04/26/2024(B)		619,000	618,858
European Investment Bank
0.625%, 07/25/2025		780,000	737,161
Fortune Star BVI
5.950%, 10/19/2025		257,000	231,300
Huarong Finance 2019 MTN
4.250%, H15T5Y + 6.979% (B) (C)		200,000	187,820
LS Finance 2017 MTN
4.875%, 07/15/2024		200,000	195,003
Macquarie Group
6.255%, SOFRRATE + 2.303%, 12/07/2034(B) (D)		44,000	46,223
Mastercard
2.000%, 03/03/2025		622,000	604,016
Sumitomo Life Insurance
5.875%, H15T5Y + 2.841% (B) (C) (D)		200,000	199,977
Westpac Banking
5.000%, USISDA05 + 2.888% (B) (C)		175,000	162,303

			3,207,036

Health Care — 1.1%
Bristol-Myers Squibb
3.625%, 05/15/2024		1,127,000	1,120,909

Industrials — 0.3%
GLP China Holdings MTN
4.000%, 07/02/2024	CNY	1,000,000	123,322

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

Industrials (continued)
India Airport Infra 6.250%, 10/25/2025	$250,000	$248,125

		371,447

Real Estate — 0.5%
NWD Finance BVI 4.800% (C)	200,000	82,220
Scentre Group Trust 2 4.750%, H15T5Y + 4.379%, 09/24/2080(B)	200,000	190,262
Yanlord Land HK 5.125%, 05/20/2026	400,000	280,262

		552,744

Utilities — 0.5%
Greenko Solar Mauritius 5.550%, 01/29/2025	218,000	215,002
India Green Power Holdings 4.000%, 02/22/2027	250,000	230,630
Minejesa Capital BV 5.625%, 08/10/2037	200,000	172,921

		618,553

TOTAL CORPORATE OBLIGATIONS (Cost $9,066,490)		8,977,621

EXCHANGE TRADED FUNDS — 1.7%

	Shares
Invesco DB Precious Metals Fund	36,047	1,765,221
Xtrackers Harvest CSI 300 China A-Shares ETF	3,180	70,437

TOTAL EXCHANGE TRADED FUNDS (Cost $1,899,619)		1,835,658

SOVEREIGN DEBT — 0.2%

	Face Amount(1)
Saudi Government International Bond 5.000%, 01/16/2034(D)	200,000	199,247

TOTAL SOVEREIGN DEBT (Cost $197,988)		199,247

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

CONVERTIBLE BOND — 0.2%

	Face Amount(1)	Value
Meituan 0.000%, 04/27/2027(E)	$200,000	$183,700

TOTAL CONVERTIBLE BONDS (Cost $182,475)		183,700

U.S. TREASURY OBLIGATIONS — 8.7%

	Shares
U.S. Treasury Bills 5.523%, 03/19/2024(F)	2,000,000	1,986,229
5.249%, 02/15/2024(F)	100,000	99,796
5.220%, 05/09/2024(F)	4,456,000	4,393,255
U.S. Treasury Inflation Indexed Bonds 2.375%, 10/15/2028	2,864,057	2,960,905

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,365,879)		9,440,185

TOTAL INVESTMENTS — 87.4% (Cost $76,237,913)		$94,281,774

Percentages are based on Net Asset of $107,898,978.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of January 31, 2024 was $445,447 and represents 0.40% of Net Assets.

(E)	Zero coupon security.
(F)	Interest rate represents the security’s effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CNY — Chinese Yuan Onshore
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
H15T5Y — Harmonized Index of Consumer Prices
INR — Indian Rupee
JPY — Japanese Yen
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
S&P — Standard & Poor’s
SOFR — Secured Overnight Financing Rate
TOPIX — Tokyo Price Index
USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Morgan Stanley	03/20/24	EUR	2,307,000	USD	2,527,081	$28,692

Morgan Stanley	03/20/24	AUD	939,000	USD	619,632	2,613

Morgan Stanley	03/20/24	GBP	4,492,000	USD	5,698,116	3,217

Morgan Stanley	03/20/24	USD	13,493,097	EUR	12,323,000	(147,778)

Morgan Stanley	03/20/24	USD	443,210	GBP	351,000	1,783

Morgan Stanley	03/20/24	USD	8,246,659	GBP	6,481,000	(30,131)

Morgan Stanley	03/20/24	INR	49,784,355	USD	597,572	(435)

Morgan Stanley	03/20/24	USD	2,573,050	AUD	3,898,000	(11,666)

Morgan Stanley	03/20/24	USD	2,625,705	CAD	3,561,000	24,629

Morgan Stanley	03/21/24	AUD	3,161,000	USD	2,089,371	12,207

Morgan Stanley	03/21/24	JPY	943,446,941	USD	6,610,196	148,960

Morgan Stanley	03/21/24	USD	10,888,898	JPY	1,526,620,941	(433,771)

Morgan Stanley	03/21/24	USD	2,080,396	AUD	3,161,000	(3,232)

Morgan Stanley	04/01/24	BRL	44,300,000	USD	8,898,155	10,107

Morgan Stanley	04/01/24	USD	8,921,029	BRL	44,300,000	(32,981)

						$(427,786)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2024 (UNAUDITED)

The open futures contracts held by the Fund at January 31, 2024, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts

IFSC Nifty50 Index	9	2/29/24	$389,295	$392,355	$3,061

U.S. 5-Year Treasury Note	81	3/28/24	8,709,145	8,779,640	70,495

U.S. 10-Year Treasury Note	121	3/19/24	13,278,107	13,591,703	313,596

U.S. Ultra Long Treasury Bond	63	3/19/24	7,723,542	8,140,782	417,240

			$30,100,089	$30,904,480	$804,392

Short Contracts

Euro STOXX 50	(45)	3/15/24	$(2,244,806)	$(2,268,650)	$(39,165)

FTSE 100 Index	(5)	3/15/24	(482,950)	(483,411)	411

Hang Seng Index	(2)	2/28/24	(206,480)	(198,581)	7,801

MSCI EAFE Index	(5)	3/15/24	(543,187)	(558,250)	(15,063)

MSCI Emerging Markets	(61)	3/15/24	(3,006,702)	(2,991,440)	15,262

S&P 500 Index E-MINI	(43)	3/15/24	(10,125,932)	(10,471,575)	(345,643)

S&P TSX 60 Index	(3)	3/14/24	(543,986)	(567,132)	(17,267)

SPI 200 Index	(2)	3/21/24	(252,115)	(250,710)	(6,162)

TOPIX Index	(38)	3/7/24	(6,149,580)	(6,592,812)	(442,228)

			$(23,555,738)	$(24,382,561)	$(842,054)

			$6,544,351	$6,521,919	$(37,662)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-1600